Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Income Taxes [line items]
Current year	$ (807)
Deferred tax (expense)/income	315
Income tax expense	$ (492)	$ (1,565)	[1]
As Restated [Member]
Disclosure Of Income Taxes [line items]
Current year		(1,735)
Deferred tax (expense)/income		170
Income tax expense		$ (1,565)

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.